INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Value of deferred tax asset	$ 2,682,000	$ 1,534,000
Total non recognized deferred tax asset	$ 4,216,000